Report for the Quarter Ended: June 30, 2009

Check here if Amendment []; Amendment Number:
This Amendment (check only one.):	[] is a restatement
					[] adds new holdings entries.

Institutional Investment Manager Filing this Report:
		Name:			Premier Asset Management
		Address:		111 South Wacker Dr., Suite 4940
					Chicago, IL 60603
		13F File Number:

The institutional investment manager filing this report and the person by whom it is signed herby
represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Joseph Seminetta
Title:		President
Phone:		312.727.0273
Signature,		Place,		and Date of Signing:
Joseph Seminetta	Chicago, IL	July 23, 2009
Report Type (Check only one.):
	[X] 13F Holdings Report
	[] 13F Notice
	[] 13F Combination Report

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers:	0
Form 13F Information Table Entry Total:	40
Form 13F Information Table Value Total:	$165,651,576.58

Title                  Value     Shares/ ShPut/    InvsOther   Voting Authority
Securityof clasCUSIP   (x$1000)  Prn Amt PrCall    DscrManagersSole    Shared  None

EMC CORPCOM    2.69E+08    5554.4424000SH  Sole                            424000
CHINA UNCOM    16945R10  5473.402410300SH  Sole                            410300
POWERSHACOM    73936b409265.45425364065SH  Sole                            364065
LINCOLN COM    5.34E+08 5847.0975339750SH  Sole                            339750
CISCO SYCOM    17275R10  5824.395312300SH  Sole                            312300
AKAMAI TCOM    00971t10 5163.7355269225SH  Sole                            269225
VMWARE ICOM    9.29E+08 5321.7405195150SH  Sole                            195150
CHEMICALCOM    8.34E+08 6273.5365173350SH  Sole                            173350
MYRIAD GCOM    62855j10 6065.8475170150SH  Sole                            170150
NATIONALCOM    6.37E+08  4903.899150150SH  Sole                            150150
AT&T CORCOM    00206r103702.79944149066SH  Sole                            149066
NETFLIX COM    64110l10  5831.007141050SH  Sole                            141050
ICAD INCCOM    44934S10    183.04140800SH  Sole                            140800
BMC SOFTCOM    559211004731.44475140025SH  Sole                            140025
ST JUDE COM    7.91E+08  5587.545135950SH  Sole                            135950
QUALCOMMCOM    7.48E+08      6102135000SH  Sole                            135000
VERIZON COM    92343v10 4097.8455133350SH  Sole                            133350
CONOCO PCOM    20825C10  5411.019128650SH  Sole                            128650
PHILLIP COM    7.18E+08 5571.3645127725SH  Sole                            127725
FLUOR   COM    3.43E+08 5894.2468114920SH  Sole                            114920
GILEAD SCOM    3.76E+08 4917.4974104985SH  Sole                            104985
MCDONALDCOM    5.80E+08 5642.643598150SH   Sole                             98150
VISA INCCOM    92826c83  5917.81395050SH   Sole                             95050
WAL MARTCOM    9.31E+08  4592.11294800SH   Sole                             94800
PEPSICO COM    7.13E+08  4813.12287575SH   Sole                             87575
FREEPORTCOM    35671D854216.5059584145SH   Sole                             84145
MORGAN SCOM    6.17E+082148.6375667866SH   Sole                             67866
AMAZON ICOM    23135106  5546.65866300SH   Sole                             66300
AGNICO-ECOM     8474108  2508.54447800SH   Sole                             47800
TRANSOCECOM    h8817h103099.7502541725SH   Sole                             41725
FIRST TRCOM    30272n11 214.0725240675SH   Sole                             40675
MYRIAD PCOM    62856h10 184.6305739705SH   Sole                             39705
VAN KAMPCOM    92119f15 185.1509238429SH   Sole                             38429
PRICELINCOM    7.42E+083265.6262529275SH   Sole                             29275
NORTHERNCOM    6.66E+08 1326.432824710SH   Sole                             24710
NASDAQ 1COM    73935a10  860.205123645SH   Sole                             23645
GOOGLE ICOM    38259p506001.3336514235SH   Sole                             14235
AXS-ONE COM     2458107      0.6913800SH   Sole                             13800
SPDR TR COM    78462f10 852.836259275SH    Sole                              9275
CME GROUCOM    12572q102551.495128201SH    Sole                              8201